Employee future benefits	9 Months Ended
Sep. 30, 2022
Employee future benefits

7. Employee future benefits

The change in the Company’s accrued benefit obligations is summarized as follows:

	Nine months ended September 30, 2022			Year ended December 31, 2021
	Pension	Other
	benefit plans	benefit plans	Total	Total
	$	$	$	$
Change in plan liabilities
Balances – Beginning of the period	29,313	99	29,412	15,435
Current service cost	48	8	56	65
Interest cost	209	1	210	88
Employee contributions	10	—	10	—
Actuarial gain arising from changes in financial assumptions	(8,528)	—	(8,528)	(1,130)
Past service cost associated with multi-employer plan	—	—	—	16,137
Actuarial loss arising from change in current assumptions on funding of future pension increases	—	—	—	556
Benefits paid	(513)	(1)	(514)	(511)
Impact of foreign exchange rate changes	(3,032)	(14)	(3,046)	(1,228)
Balances – End of the period	17,507	93	17,600	29,412

Change in plan assets
Balances – Beginning of the period	11,927	—	11,927	—
Presentation of plan assets as of December 31, 2021	—	—	—	11,963
Remeasurement of plan assets	(2,297)	—	(2,297)	—
Employer contributions	40	—	40	—
Employee contributions	10	—	10	—
Benefits paid	(182)	—	(182)	—
Impact of foreign exchange rate changes	(1,356)	—	(1,356)	(36)
Balances – End of the period	8,142	—	8,142	11,927

Net liability of the unfunded plans	8,170	93	8,263	12,749
Net liability of the funded plans	1,195	—	1,195	4,736
Net amount recognized as Employee future benefits	9,365	93	9,458	17,485

Amounts recognized:
In net loss	257	9	266	(153)
In other comprehensive (gain) loss	(7,907)	(14)	(7,921)	(2,408)

The calculation of the pension benefit obligation is sensitive to the discount rate assumption and other assumptions such as the rate of the pension benefit increase. Discount rates were 1.1% at December 31, 2021, 3.25% at June 30, 2022 and 3.70% at September 30, 2022 and the pension benefits increase rates were 0.50% at December 31, 2021 and June 30, 2022 and 1.0% at September 30, 2022 causing the variances in the actuarial (gain) loss on defined benefit plan during the quarter and the nine-months ended September 30, 2022.

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2022 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2022 AND 2021

(amounts in thousands of US dollars, except share and per share data and as otherwise noted)
(Unaudited)